Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure	In conjunction with promoting high ethical standards for the distribution of equity-based incentives, the CHRC has an established practice of granting stock options to all eligible employees on a predetermined schedule, specifically the first Monday of March of each year (other than in limited circumstances such as newly hired or promoted employees). The CHRC’s practice of setting options grant dates on a predetermined schedule is designed to avoid the possibility that the company could grant stock option awards prior to the release of material, non-public information that is likely to result in an increase in its stock price or delay the grant of stock option awards until after the release of material, non-public information that is likely to result in a decrease in the company’s stock price. Exercise prices of stock options, when granted, are generally set at, and cannot be lower than, the closing price per share of the company’s common stock on the NYSE on the day of grant. During fiscal year 2025, (1) none of the company’s NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports, and (2) the company did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	In conjunction with promoting high ethical standards for the distribution of equity-based incentives, the CHRC has an established practice of granting stock options to all eligible employees on a predetermined schedule, specifically the first Monday of March of each year (other than in limited circumstances such as newly hired or promoted employees).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The CHRC’s practice of setting options grant dates on a predetermined schedule is designed to avoid the possibility that the company could grant stock option awards prior to the release of material, non-public information that is likely to result in an increase in its stock price or delay the grant of stock option awards until after the release of material, non-public information that is likely to result in a decrease in the company’s stock price. Exercise prices of stock options, when granted, are generally set at, and cannot be lower than, the closing price per share of the company’s common stock on the NYSE on the day of grant. During fiscal year 2025, (1) none of the company’s NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports, and (2) the company did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false